Related party transactions and balances - Balances with the major related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related party transactions and balances
Long-term prepayments to related parties	¥ 0	$ 0	¥ 71
Related Party
Related party transactions and balances
Other non-current liabilities	1,000	$ 141	1,000
Related Party | ZMI
Related party transactions and balances
Long-term prepayments to related parties	0		71
Related Party | Nominee Shareholders of Shanghai Zhixiang
Related party transactions and balances
Other non-current liabilities	¥ 1,000		¥ 1,000